Business and Summary of Significant Accounting Policies (Details) - Schedule of the revisions to previously reported interim financial information - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Sep. 30, 2021
As Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prepaid and other current assets	$ 5,870	$ 4,962	$ 4,962	$ 5,870
Total current assets	43,410	54,605	54,605	43,410
Total assets	172,999	187,132	187,132	172,999
Accumulated deficit	100,540	(394,732)	(394,732)	100,540
Total stockholder’s equity	100,540	114,206	114,206	100,540
Total liabilities and stockholder’s equity	172,999	187,132	187,132	172,999
Transaction costs
Total operating expenses	17,889	17,840	31,834	49,723
Loss from continuing operations	(11,612)	(13,254)	(21,887)	(33,499)
Loss from continuing operations before income taxes	(12,317)	(13,990)	(23,582)	(35,899)
Net loss from continuing operations	(13,316)	(14,582)	(24,587)	(37,903)
Net loss	$ (13,528)	$ (14,582)	$ 35,425	$ 21,897
Basic and diluted loss per share (in Dollars per share)	$ (26,632)	$ (29,164)	$ (49,174)	$ (75,806)
Condensed Consolidated Statements of Comprehensive (Loss) Income
Net (loss) income	$ (13,528)	$ (14,582)	$ 35,425	$ 21,897
Comprehensive (loss) income	(14,602)	(15,064)	35,181	20,579
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prepaid and other current assets	(599)	(373)	(373)	(599)
Total current assets	(599)	(373)	(373)	(599)
Total assets	(599)	(373)	(373)	(599)
Accumulated deficit	(599)	(373)	(373)	(599)
Total stockholder’s equity	(599)	(373)	(373)	(599)
Total liabilities and stockholder’s equity	(599)	(373)	(373)	(599)
Transaction costs	226	43	373	599
Total operating expenses	226	43	373	599
Loss from continuing operations	(226)	(43)	(373)	(599)
Loss from continuing operations before income taxes	(226)	(43)	(373)	(599)
Net loss from continuing operations	(226)	(43)	(373)	(599)
Net loss	$ (226)	$ (43)	$ (373)	$ (599)
Basic and diluted loss per share (in Dollars per share)	$ (452)	$ (86)	$ (746)	$ (1,198)
Condensed Consolidated Statements of Comprehensive (Loss) Income
Net (loss) income	$ (226)	$ (43)	$ (373)	$ (599)
Comprehensive (loss) income	(226)	(43)	(373)	(599)
As Adjusted [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prepaid and other current assets	5,271	4,589	4,589	5,271
Total current assets	42,811	54,232	54,232	42,811
Total assets	172,400	186,759	186,759	172,400
Accumulated deficit	99,941	(395,105)	(395,105)	99,941
Total stockholder’s equity	99,941	113,833	113,833	99,941
Total liabilities and stockholder’s equity	172,400	186,759	186,759	172,400
Transaction costs	226	43	373	599
Total operating expenses	18,115	17,883	32,207	50,322
Loss from continuing operations	(11,838)	(13,297)	(22,260)	(34,098)
Loss from continuing operations before income taxes	(12,543)	(14,033)	(23,955)	(36,498)
Net loss from continuing operations	(13,542)	(14,625)	(24,960)	(38,502)
Net loss	$ (13,754)	$ (14,625)	$ 35,052	$ 21,298
Basic and diluted loss per share (in Dollars per share)	$ (27,084)	$ (29,250)	$ (49,920)	$ (77,004)
Condensed Consolidated Statements of Comprehensive (Loss) Income
Net (loss) income	$ (13,754)	$ (14,625)	$ 35,052	$ 21,298
Comprehensive (loss) income	$ (14,828)	$ (15,107)	$ 34,808	$ 19,980